Offerings	Oct. 16, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, par value $0.0001, one-half of one redeemable warrant and one right to receive one-eighth (1/8) of a Class A ordinary share upon the consummation of an initial business combination(2)
Amount Registered | shares	28,750,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 287,500,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 39,703.75
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.Includes 3,750,000 units, consisting of 3,750,000 Class A ordinary shares, 1,875,000 redeemable warrants and 3,750,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares to be included as part of the units(3)
Amount Registered | shares	28,750,000
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01381%
Amount of Registration Fee	$ (0)
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.No fee pursuant to Rule 457(g).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Redeemable warrants to acquire one Class A ordinary share included as part of the units
Amount Registered | shares	14,375,000
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01381%
Amount of Registration Fee	$ (0)
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.No fee pursuant to Rule 457(g).
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Rights to receive one-eighth (1/8) of a Class A ordinary share upon the consummation of an initial business combination included as part of the units
Amount Registered | shares	28,750,000
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01381%
Amount of Registration Fee	$ (0)
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.No fee pursuant to Rule 457(g).
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying redeemable warrants included as part of the units(3)
Amount Registered | shares	14,375,000
Proposed Maximum Offering Price per Unit | $ / shares	11.50
Maximum Aggregate Offering Price	$ 165,312,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,829.66
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying rights included as part of the units(3)
Amount Registered | shares	3,593,750
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 35,937,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,962.97
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.